Stock Award Plans - Nonvested Restricted Stock (Details) - Restricted Stock - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of period	515,845	480,904	371,096
Granted	301,750	300,500	270,750
Vested	(223,043)	(202,014)	(134,792)
Forfeited	(73,250)	(63,545)	(26,150)
Outstanding at end of period	521,302	515,845	480,904
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, weighted average grant date fair value, beginning of period (USD per share)	$ 15.03	$ 14.10	$ 11.52	$ 11.88
Granted, weighted average grant date fair value (USD per share)	14.26	15.43	11.67
Vested, weighted average grant date fair value (USD per share)	13.24	11.68	11.87
Forfeited, weighted average grant date fair value (USD per share)	10.72	8.50	16.45
Outstanding, weighted average grant date fair value, end of period (USD per share)	$ 15.03	$ 14.10	$ 11.52	$ 11.88